Discontinued Operations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations Details [Abstract]
Discontinued Operation Gain (Loss) on Disposal, Net of Tax	$ 2.5	$ (1.0)	$ 5.5